Statement of Net Assets (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2010		Oct. 31, 2009		Apr. 30, 2010	Apr. 30, 2009	Oct. 31, 2008
Net assets:
Gold bullion, at market	$ 1,758,449,962	[1]	$ 1,292,065,170	[2]
Silver bullion, at market	1,328,192,761	[3]	1,029,260,117	[4]
Cash	763,593		2,918,749
Short-term deposits	84,577,440		61,171,225
Prepaid insurance, interest receivable and other	265,982		225,275
Assets before liabilities	3,172,249,738		2,385,640,536
Accrued liabilities	(1,945,554)		(1,338,221)
Dividends payable	0		(1,960,177)
Net assets representing shareholders' equity	3,170,304,184		2,382,342,138
Capital stock
Class A shares issued	2,074,023,278	[5]	1,493,321,705	[6]
Common shares issued	19,458	[7]	19,458	[8]
Total Capital stock	2,074,042,736		1,493,341,163
Retained earnings inclusive of unrealized appreciation of holdings	1,096,261,448		889,000,975
Total Net Assets	$ 3,170,304,184		$ 2,382,342,138		$ 2,911,917,704	$ 1,836,887,020	$ 1,203,998,902
Net asset value per share:
Class A shares	$ 13.3		$ 12.15
Common shares	$ 10.3		$ 9.15

[1]	gold at cost, 2010, $1,082,841,134
[2]	gold at cost, 2009, $774,629,675
[3]	silver at cost, 2010, $897,877,881
[4]	silver at cost, 2009, $654,686,930
[5]	Class A shares issued 2010, 238,282,713
[6]	Class A shares issued 2009, 196,007,713
[7]	Common shares ssued 2010, 40,000
[8]	Common shares ssued 2009, 40,000

Statement of Income (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2010	Jul. 31, 2009
Income (loss):
Interest	$ 30,385	$ 50,216	$ 57,122	$ 317,590
Change in unrealized appreciation (depreciation) of holdings	(99,315,702)	124,125,245	(99,315,702)	124,125,245
Total income (loss)	(99,285,317)	124,175,461	214,017,127	434,389,769
Administration fees	1,526,529	1,029,723	4,166,481	2,755,238
Safekeeping, insurance and bank charges	730,472	456,437	1,963,190	1,200,313
Shareholder information	26,422	18,950	177,462	154,286
Directors' fees and expenses	32,280	32,315	113,625	97,520
Stock exchange fees	37,418	31,822	104,585	96,508
Accounting fees	26,608	21,923	90,228	61,418
Legal fees	5,757	5,823	80,478	46,159
Registrar and transfer agent fees	20,447	17,822	61,521	55,343
Miscellaneous	(930)	875	(916)	2,006
Total expenses	2,405,003	1,615,690	6,756,654	4,468,791
Net income (loss) inclusive of the change in unrealized appreciation (depreciation) of holdings	$ (101,690,320)	$ 122,559,771	$ 207,260,473	$ 429,920,978
Net income (loss) per share:
Income (loss) per Class A share	$ (0.43)	$ 0.66	$ 1.03	$ 2.56
Income (loss) per Common share	$ (0.43)	$ 0.66	$ 1.03	$ 2.56

Statement of Changes in Net Assets (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2010	Jul. 31, 2009
Statement of Changes in Net Assets
Net assets at beginning of period	$ 2,911,917,704	$ 1,836,887,020	$ 2,382,342,138	$ 1,203,998,902
Net income (loss) inclusive of the change in unrealized appreciation (depreciation) of holdings	(101,690,320)	122,559,771	207,260,473	429,920,978
Increase in Class A capital	360,076,800	0	580,701,573	325,526,911
Increase in net assets during the period	258,386,480	122,559,771	787,962,046	755,447,889
Net assets at end of period	$ 3,170,304,184	$ 1,959,446,791	$ 3,170,304,184	$ 1,959,446,791

Statement of Retained Earnings (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2010	Jul. 31, 2009
Retained earnings:
Balance at beginning of period	$ 1,197,951,768	$ 467,576,325	$ 889,000,975	$ 157,629,391
Net income (loss) inclusive of the change in unrealized appreciation (depreciation) of holdings	(101,690,320)	122,559,771	207,260,473	429,920,978
balance before transfer to contributed surplus	1,096,261,448	590,136,096	1,096,261,448	587,550,369
Transferred from contributed surplus (Note 5)	0	1,565,474	0	4,151,201
Balance at end of period	$ 1,096,261,448	$ 591,701,570	$ 1,096,261,448	$ 591,701,570

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Jul. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

9.     Capital stewardship:

The capital of the Company is represented by the issued and outstanding Class A and Common shares and the net asset values attributable to participating shareholders. The  Directors direct the Administrator to administer the capital of the Company in accordance with the Company’s stated objectives and restrictions, as stipulated in the Articles of Incorporation as amended, while maintaining sufficient cash to pay the expenses of maintaining the Company and to meet demands for redemption (if any). The Company does not have any externally imposed capital requirements.

10.   Canadian and United States generally accepted accounting principles:

The accounting policies followed in these financial statements, which are in accordance with Canadian GAAP, are consistent with those that would apply under U.S. GAAP except for the following classification difference in the Statement of Net Assets. This U.S. GAAP classification difference has no effect on the reported net asset value per Class A share.

Subject to the terms and conditions described in Note 4 to these financial statements, the Class A shares are redeemable at the option of the holder. This redemption feature is the basis for the U.S. GAAP classification difference.  The likelihood or probability of such redemption is not considered, nor is the fact that the Class A shares participate fully and proportionately with the Common shares in changes in the value of the equity ownership of the Company.  Since adoption of this redemption feature in 1989, no holders of Class A shares have tendered their shares to the Company for redemption.

Under Canadian GAAP these shares are considered to be permanent equity and are classified as shareholders’ equity in the Statement of Net Assets.  Under U.S. GAAP, the redemption value of these shares is calculated in accordance with the provisions of the redemption feature and classified outside of shareholders’ equity as mezzanine equity for each reporting period, with changes in the redemption value from the beginning of each reporting period to the end of that reporting period being charged (or credited) to retained earnings.

11.  Future accounting policy:

In February 2008, Canada’s Accounting Standards Board (“AcSB”) confirmed that Canadian GAAP, as used by publicly accountable enterprises, will be replaced by International Financial Reporting Standards (“IFRS”) for fiscal years beginning on or after January 1, 2011.  Public companies and trusts will be required to provide IFRS comparative information for the previous fiscal year.  Accordingly, the conversion from Canadian GAAP to IFRS will be applicable to the Company’s reporting for the first quarter of the fiscal year to commence on November 1, 2011 and for which the current and comparative information will be prepared under IFRS.  However, in June 2010, an Exposure Draft issued by the AcSB entitled “Adoption of IFRSs by Investment Companies” proposes to allow entities that currently apply AcG-18 the option to defer implementation of IFRS until its fiscal year beginning on or after January 1, 2012.

 The Company is reviewing the key elements within IFRS that may result in a change in accounting policies that will impact its financial statements and accompanying note disclosures.  The assessment plan being implemented by the Company includes a position paper which highlights the material standards that need to be addressed under IFRS and preparation of an opening balance sheet and financial statements that incorporate IFRS accounting standards and policies.   The major areas of focus identified by the assessment include first year implementation decisions; statement of cash flows; classification of redeemable Class A shares; income taxes and more extensive note disclosure requirements inclusive of unrealized gains and losses in income or other comprehensive income.  The assessment is addressing the impact on its accounting system and internal control required to report under IFRS beginning on the implementation date.  The Company will continue with the assessment and implementation in preparation for its first annual filing under IFRS expected for the year beginning November 1, 2011.

Risks and Uncertainties	3 Months Ended
Jul. 31, 2010
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

7.   Management of financial risks:

The Company has risk management policies and procedures in place to identify risks related to financial instruments.  The objectives of these policies and procedures are to identify and mitigate risk.  The Company’s compliance with these policies and procedures is monitored by the Senior Officers, the Audit Committee and the Board of Directors of the Company.  Market fluctuations are unpredictable and outside the control of the Company.  New risk factors may emerge from time to time and it is not possible for the Company to predict all such risk factors.

Price risk

Price risk is the risk resulting from the possibility that the price of a security or physical asset may decline.  It is possible to determine the impact that changes in the market prices of gold and silver will have on the net asset values of Central Fund and its shares both in U.S. $ and Cdn. $.  Assuming as a constant exchange rate the rate which existed on July 31, 2010 of Cdn.  $1.029 for each U.S. dollar together with the holdings of gold and silver bullion which existed on that date, a 10% change in the price of gold would increase or decrease the net asset value per share by approximately  $0.74 per share or Cdn.  $0.76 per share.  A 10% change in the price of silver would increase or decrease the net asset value per share by approximately  $0.56 per share or Cdn.  $0.57 per share.  If both gold and silver prices were to change by 10% simultaneously in the same direction, the net asset value per share would increase or decrease by approximately  $1.30 per share or Cdn.  $1.33 per share.

Currency risk

Currency risk is the risk that the value of a financial instrument will fluctuate due to changes in foreign exchange rates.   When expressed in U.S. dollars, Central Fund’s net asset value per share is largely unaffected by changes in the U.S./Canadian dollar exchange rate due to the fact that nearly all of Central Fund’s net assets are priced in U.S. dollars.  However, as over 99% of Central Fund’s net assets are denominated in U.S. dollars, an increase or decrease in the value of the U.S dollar relative to the Canadian dollar would change the net asset value per share as expressed in Canadian dollars in the same direction by approximately the same percentage change.

The impact of a 5% strengthening or weakening of the Canadian dollar relative to  the U.S. dollar applied to balances outstanding at July 31, 2010 would not have had any material impact on the net income for the period ended July 31, 2010, assuming that all other variables, in particular interest rates, remained constant.

Credit risk

Credit risk on financial instruments is the risk of loss occurring as a result of the default of an issuer on its obligation to Central Fund.  Credit risk is monitored on an ongoing basis and is managed by the Company dealing only with issuers that are believed to be creditworthy.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to generate adequate cash resources to fulfill its payment obligations.  The Administrator regards all of Central Fund’s assets as liquid.  Central Fund traditionally has maintained sufficient cash reserves to enable it to pay expenses and dividends on its Class A shares.  Furthermore, over 97% of its net assets are in the form of gold and silver bullion which are readily marketable.

Interim Reporting	3 Months Ended
Jul. 31, 2010
Interim Reporting [Abstract]
Quarterly Financial Information [Text Block]

8.   Financial highlights:

	Nine months ended July 31		Three months ended July 31
	2010	2009	2010	2009
Class A per share performance(1):
Net asset value per share at beginning of period	$ 12.15	7.90	$ 13.67	9.93
Net loss before the change in unrealized appreciation (depreciation) of holdings	(0.02)	(0.02)	(0.01)	(0.01)
Change in unrealized appreciation (depreciation) of holdings - gold	0.72	1.26	(0.09)	0.35
Change in unrealized appreciation (depreciation) of holdings - silver	0.25	1.32	(0.33)	0.32
Total increase (decrease) (2)	0.95	2.56	(0.43)	0.66
Net asset value per share at end of period	$ 13.30	10.59	$ 13.30	10.59
Total return for period (3)	9.5%	34.1%	(2.7)%	6.6%
Percentages and supplemental data:
Ratio as a percentage of average net assets:
Expenses (3)	0.15%	0.26%	0.07%	0.08%
Net loss before the change in unrealized appreciation (depreciation) of holdings (3)	0.15%	0.24%	0.07%	0.08%

(1)  The ratios are based on the weighted average number of shares during the period except for the net asset value per share which is based on the actual number of shares outstanding at the relevant time.

(2)   This table is not meant to be a reconciliation of opening to ending NAV.

(3)   Ratios not annualized.

Accounting Policies	3 Months Ended
Jul. 31, 2010
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

1.    Summary of accounting policies:

The accounting policies applied in the preparation of these unaudited interim financial statements conform with those presented in Central Fund of Canada Limited’s (“Central Fund” or the “Company”) October 31, 2009 audited annual financial statements.  These interim financial statements do not include all of the disclosures included in the audited annual financial statements and, accordingly, should be read in conjunction with the audited annual financial statements.

2.    Gold and Silver Bullion:

Details of gold and silver bullion holdings at July 31, 2010, are as follows:

Holdings	Gold		Silver
400 fine oz bars 100 fine oz bars Certificates Total fine ounces	1,482,918 12,889 __ 8,427 1,504,234	1,000 oz bars Certificates Total ounces	74,953,552 255,551 75,209,103
Market Value	Per Fine Ounce	Per Ounce
July 31, 2010 October 31, 2009	U.S. $ 1,169.00 U.S. $ 1,040.00	U.S. $ 17.66 U.S. $ 16.57
Average Cost	Per Fine Ounce	Per Ounce
July 31, 2010 October 31, 2009	U.S. $ 719.86 U.S. $ 623.51	U.S. $ 11.94 U.S. $ 10.54

3.     Short-term deposits:

As at July 31, 2010 the Company held six U.S. dollar fixed deposits with a Schedule I Canadian Bank for a total of  $83,800,000, with rates ranging from 0.19% to 0.32% and maturity dates from August 24, 2010 to September 23, 2010.  The Company also held one Canadian dollar flexible GIC deposit with a Schedule I Canadian Bank in the amount of  $777,440 (Cdn.  $800,000) at a rate of 0.40% with a maturity date of January 28, 2011.

4.     Capital stock:

The authorized share capital consists of an unlimited number of Class A non-voting shares without nominal or par value and 50,000 Common shares without nominal or par value.  There were 238,282,713 Class A shares, which are retractable, and 40,000 Common shares issued and outstanding at July 31, 2010.

Since October 1989, holders of the Company’s Class A shares have had the option to require the Company to redeem their Class A shares on the last day of each fiscal quarter of the Company (each a “Retraction Date”) for 80% of the Company’s net asset value per Class A share on the Retraction Date.  Class A shareholders who wish to exercise this retraction right must submit their written redemption request at least 90 days prior to the desired Retraction Date.  Since adoption of this redemption feature, no shareholders have submitted redemption requests.

On May 11, 2010, the Company, through a public offering, issued 25,300,000 Class A shares for proceeds of  $360,676,800 net of underwriting fees of  $15,028,200. Costs relating to this public offering were approximately  $600,000 and net proceeds were approximately  $360,076,800.  The Company used the net proceeds from this public offering to purchase 157,732 fine ounces of gold at a cost of  $193,024,535 and 7,886,624 ounces of silver at a cost of  $151,502,047, all in physical bar form. The balance of  $15,550,218 was retained by the Company in interest-bearing cash deposits for working capital purposes.

On November 17, 2009, the Company, through a public offering, issued 16,975,000 Class A shares for proceeds of  $220,973,760 net of underwriting fees of  $9,207,240. Costs relating to this public offering were approximately  $600,000 and net proceeds were approximately  $220,373,760.  The Company used the net proceeds from this public offering to purchase 104,132 fine ounces of gold at a cost of  $115,186,924 and 5,206,600 ounces of silver at a cost of  $91,688,905, all in physical bar form. The balance of  $13,497,931 was retained by the Company in interest-bearing cash deposits for working capital purposes.

On August 13, 2009, the Company, through a public offering, issued 11,040,000 Class A shares for proceeds of  $126,120,960 net of underwriting fees of  $5,255,040. Costs relating to this public offering were  $348,987 and net proceeds were  $125,771,973.  The Company used the net proceeds from this public offering to purchase 69,342 fine ounces of gold at a cost of  $67,404,584 and 3,467,086 ounces of silver at a cost of  $52,595,695, all in physical bar form. The balance of  $5,771,694 was retained by the Company in interest-bearing cash deposits for working capital purposes.

On April 16, 2009, the Company, through a public offering, issued 20,000,000 Class A shares for proceeds of  $201,600,000 net of underwriting fees of  $8,400,000. Costs relating to this public offering were  $466,716 and net proceeds were  $201,133,284.  The Company used the net proceeds from this public offering to purchase 123,700 fine ounces of gold at a cost of  $109,909,145 and 6,188,000 ounces of silver at a cost of  $78,088,690, all in physical bar form. The balance of  $13,135,449 was retained by the Company in interest-bearing cash deposits for working capital purposes.

On February 3, 2009, the Company, through a public offering, issued 12,500,000 Class A shares for proceeds of  $124,800,000 net of underwriting fees of  $5,200,000. Costs relating to this public offering were  $367,494 and net proceeds were  $124,432,506.  The Company used the net proceeds from this public offering to purchase 78,663 fine ounces of gold at a cost of  $71,062,969 and 3,933,169 ounces of silver at a cost of  $48,278,562, all in physical bar form. The balance of  $5,090,975 was retained by the Company in interest-bearing cash deposits for working capital purposes.

5.   Contributed surplus and retained earnings:

Prior to this fiscal year, amounts from contributed surplus were transferred to retained earnings to eliminate any deficit that arose from i) net losses before any change in unrealized appreciation (depreciation) of holdings and ii) the payment of the Class A shares’ stated dividend per share.  During the last quarter of fiscal 2009, the balance available for transfer from contributed surplus to retained earnings was drawn down to zero by utilizing a portion of the net loss before the change in unrealized appreciation of holdings, effectively eliminating this account.

Related Party Disclosures	3 Months Ended
Jul. 31, 2010
Related Party Disclosures [Abstract]
Related Party Transactions Disclosure [Text Block]

6.   Related party transactions and fees:

Central Fund has no employees.  It is party to an Administrative and Consulting Agreement with The Central Group Alberta Ltd., which is related to the Company through four of its officers and directors.  The Central Group Alberta Ltd., which acts as Administrator, has operating offices with employees, advisors and consultants who provide administrative and consulting services to the Company.  For such services, the Company pays an administrative and consulting fee, payable monthly, until at least October 31, 2015, at an annual rate of: 0.30% on the first  $400 million of total net assets; 0.20% on the next  $600 million of total net assets; and 0.15% on total net assets exceeding one billion dollars.

Included in accrued liabilities at July 31, 2010, is  $494,852 (October 31, 2009:  $391,394) which relates to the July administration fee payable to the Administrator.

For the nine months ended July 31, 2010, the Company incurred fees totaling  $62,149 (2009:  $46,159) to legal firms of which two of the Company’s directors are partners or counsel, and  $4,166,481 (2009:  $2,755,238) to the Administrator, The Central Group Alberta Ltd.  The Board of Directors is of the opinion that these services were undertaken under the same terms and conditions as services with unrelated parties.

Regulated Operations (USD $)	Jul. 31, 2010	Jul. 31, 2009
Regulated Operations [Abstract]
Net Regulatory Assets	$ 3,170,304,184	$ 1,959,446,791

Document Information	3 Months Ended
Jul. 31, 2010
Document Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	2010-07-31
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY

Entity Information (USD $)	3 Months Ended
Jul. 31, 2010
Entity Information [Abstract]
Entity Registrant Name	Central Fund of Canada Ltd
Entity Central Index Key	0000784959
Current Fiscal Year End Date	--09-10
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 3,203,260,004
Entity Common Stock, Shares Outstanding	238,282,713